SUPPLEMENT DATED JUNE 6, 2007 TO THE

FIRST INVESTORS EQUITY FUNDS PROSPECTUS

DATED JANUARY 31, 2007

On May 17, 2007, the Board of Trustees (“Board”) of the First Investors Equity Funds (1) authorized First Investors Focused Equity Fund’s (“Focused Equity Fund”) adviser, First Investors Management Company, Inc. (“FIMCO”) to terminate the subadvisory agreement with the Focused Equity Fund’s subadviser and have FIMCO assume the day-to-day portfolio management of the Focused Equity Fund and (2) approved a subsequent reorganization of the Focused Equity Fund into First Investors Blue Chip Fund (“Blue Chip Fund”).  It is anticipated that on or about August 10, 2007 (“Reorganization Date”), the Class A and B shares held by owner(s) of the Focused Equity Fund will be exchanged for Class A and B shares of the Blue Chip Fund based on the shareholder’s value of his or her investment in the Focused Equity Fund. The exchange of shares of the Focused Equity Fund into the Blue Chip Fund is intended to be a tax-free transaction for federal income tax purposes and as such, it is not considered a taxable event. Please note that a shareholder vote is not required to terminate the Focused Equity Fund’s former subadviser or to reorganize the Fund into the Blue Chip Fund. The Board reserves the right to terminate and abandon the reorganization at any time prior to the Reorganization Date.

From June 7, 2007 and until the Reorganization Date, FIMCO will assume full management of the Focused Equity Fund. During this interim period, FIMCO may buy or sell securities for investment or tax purposes and also in anticipation of the reorganization. Between June 11, 2007 and the Reorganization Date, the Focused Equity Fund will be closed to purchase orders by new shareholders, but existing shareholders may continue to invest in the Fund. Each Focused Equity Fund shareholder of record as of June 11, 2007, will be mailed an Information Statement, which will describe the conditions and effects of the Fund's reorganization into the Blue Chip Fund.

A description of the Blue Chip Fund’s investment strategies and risks are disclosed in its current prospectus dated January 31, 2007 and can be obtained upon request for free by contacting your registered representative, Administrative Data Management Corp., Raritan Plaza 1, Edison, NJ 08837-3620, by telephone

1-800-423-4026 or by visiting our website at: www.firstinvestors.com.

EP0607

SUPPLEMENT DATED JUNE 6, 2007 TO THE

FIRST INVESTORS FOCUSED EQUITY FUND PROSPECTUS

DATED JANUARY 31, 2007

 On May 17, 2007, the Board of Trustees (“Board”) of the First Investors Equity Funds (1) authorized First Investors Focused Equity Fund’s (“Focused Equity Fund”) adviser, First Investors Management Company, Inc. (“FIMCO”) to terminate the subadvisory agreement with the Focused Equity Fund’s subadviser and have FIMCO assume the day-to-day portfolio management of the Focused Equity Fund and (2) approved a subsequent reorganization of the Focused Equity Fund into First Investors Blue Chip Fund (“Blue Chip Fund”).  It is anticipated that on or about August 10, 2007 (“Reorganization Date”), the Class A and B shares held by owner(s) of the Focused Equity Fund will be exchanged for Class A and B shares of the Blue Chip Fund based on the shareholder’s value of his or her investment in the Focused Equity Fund. The exchange of shares of the Focused Equity Fund into the Blue Chip Fund is intended to be a tax-free transaction for federal income tax purposes and as such, it is not considered a taxable event. Please note that a shareholder vote is not required to terminate the Focused Equity Fund’s former subadviser or to reorganize the Fund into the Blue Chip Fund. The Board reserves the right to terminate and abandon the reorganization at any time prior to the Reorganization Date.

From June 7, 2007 and until the Reorganization Date, FIMCO will assume full management of the Focused Equity Fund. During this interim period, FIMCO may buy or sell securities for investment or tax purposes and also in anticipation of the reorganization. Between June 11, 2007 and the Reorganization Date, the Focused Equity Fund will be closed to purchase orders by new shareholders, but existing shareholders may continue to invest in the Fund. Each Focused Equity Fund shareholder of record as of June 11, 2007, will be mailed an Information Statement, which will describe the conditions and effects of the Fund's reorganization into the Blue Chip Fund.

A description of the Blue Chip Fund’s investment strategies and risks are disclosed in its current prospectus dated January 31, 2007 and can be obtained upon request for free by contacting your registered representative, Administrative Data Management Corp., Raritan Plaza 1, Edison, NJ 08837-3620, by telephone

1-800-423-4026 or by visiting our website at: www.firstinvestors.com.

FE0607